Offerings	Aug. 17, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	1,601,505
Proposed Maximum Offering Price per Unit	40.24
Maximum Aggregate Offering Price	$ 64,444,561.20
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,899.79
Offering Note	(1) Represents shares of common stock registered for resale by certain of the selling stockholders named in this registration statement, which were acquired upon the conversion by such selling stockholders of all of the then-outstanding shares of our Series B Convertible Preferred Stock, par value $0.01 per share, into shares of our common stock on August 10, 2026. (3) Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based upon the average of the high and low prices per share of the registrant's common stock as reported on the New York Stock Exchange on August 10, 2026, which date is within five business days prior to the filing of this registration statement.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	17,109,184
Proposed Maximum Offering Price per Unit	33.62
Maximum Aggregate Offering Price	$ 575,210,766.08
Amount of Registration Fee	$ 79,436.61
Offering Note	(2) Of the 18,710,689 shares of common stock covered by the base prospectus included in this Post-Effective Amendment No. 1 to the Registration Statement on Form S-3ASR (this "Post-Effective Amendment No. 1"), 17,109,184 shares of common stock were previously registered pursuant to the Registration Statement on Form S-3ASR filed with the U.S. Securities and Exchange Commission (the "SEC") on June 11, 2026 (the "Original Registration Statement"), and an additional 1,601,505 shares are being registered by this Post-Effective Amendment No. 1. A filing fee of $79,436.61 was paid in connection with the registration of the 17,109,184 shares of common stock previously registered pursuant to the Original Registration Statement (computed based upon a proposed maximum offering price per share of $33.62, which represented the average of the high and low prices per share of the registrant's common stock on June 4, 2026 (such date being within five business days prior to the date that the Original Registration Statement was filed with the SEC), as reported on the New York Stock Exchange, and a fee rate of 0.00013810).